JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

April 28, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio, (the “Funds”), each a separate series of the Trust, pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 130 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”). No information contained in the Amendment is intended to amend or supersede any prior filing relating to other series of the Registrant.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for effectiveness on May 1, 2014. The purpose of this filing is to update the Funds’ annual registration on Form N-1A. The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

If you have any questions or comments, please call me at 617-663-2261.

Sincerely,

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary

Enclosures